Aristotle Ultra Short Income Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

CORPORATE BONDS - 54.6%	Par	Value
Communications - 0.7%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025 (a)	$349,125	$346,996

Consumer Discretionary - 4.3%
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029 (a)	139,945	130,896
DR Horton, Inc., 2.50%, 10/15/2024	200,000	198,109
Ford Motor Credit Co. LLC
3.66%, 09/08/2024	200,000	199,063
4.69%, 06/09/2025	200,000	197,753
Home Depot, Inc., 5.70% (SOFR + 0.33%), 12/24/2025	500,000	500,773
Las Vegas Sands Corp.
2.90%, 06/25/2025	500,000	485,562
5.90%, 06/01/2027	150,000	150,849
Royal Caribbean Cruises Ltd., 7.25%, 01/15/2030 (a)	125,000	129,506
		1,992,511

Consumer Staples - 2.7%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 2.50%, 01/15/2027	500,000	465,539
JDE Peet's NV, 0.80%, 09/24/2024 (a)	500,000	493,184
Suntory Holdings Ltd., 2.25%, 10/16/2024 (a)	300,000	296,895
		1,255,618

Energy - 2.0%
MPLX LP, 4.88%, 12/01/2024	300,000	298,758
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	120,000	119,780
TransCanada PipeLines Ltd., 6.20%, 03/09/2026	500,000	500,248
		918,786

Financials - 32.3%(b)
Air Lease Corp., 2.30%, 02/01/2025	200,000	195,759
Australia & New Zealand Banking Group Ltd., 5.93% (SOFR + 0.56%), 03/18/2026 (a)	500,000	501,153
Avolon Holdings Funding Ltd., 2.88%, 02/15/2025 (a)	200,000	195,968
Bank of America Corp.
4.00%, 01/22/2025	500,000	495,327
3.38% to 04/02/2025 then SOFR + 1.33%, 04/02/2026	1,400,000	1,375,173
Bank of Montreal, 6.33% (SOFR + 0.95%), 09/25/2025	500,000	503,300
Citigroup, Inc.
2.01% to 01/25/2025 then SOFR + 0.69%, 01/25/2026	450,000	440,399
6.90% (SOFR + 1.53%), 03/17/2026	250,000	252,018
3.29% to 03/17/2025 then SOFR + 1.53%, 03/17/2026	250,000	245,583
Cooperatieve Rabobank UA/NY, 5.73% (SOFR + 0.38%), 01/10/2025	250,000	250,165
DAE Funding LLC, 1.55%, 08/01/2024 (a)	200,000	199,189
Danske Bank AS, 0.98% to 09/10/2024 then 1 yr. CMT Rate + 0.55%, 09/10/2025 (a)	600,000	594,074
GLP Capital LP / GLP Financing II, Inc., 3.35%, 09/01/2024	200,000	199,403
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	200,000	196,983
0.86% to 02/12/2025 then SOFR + 0.61%, 02/12/2026	1,100,000	1,067,019
Host Hotels & Resorts LP, 4.00%, 06/15/2025	300,000	295,072
HSBC Holdings PLC, 4.18% to 12/09/2024 then SOFR + 1.51%, 12/09/2025	200,000	198,538
JPMorgan Chase & Co.
5.55% to 12/15/2024 then SOFR + 1.07%, 12/15/2025	800,000	799,282
6.29% (SOFR + 0.92%), 02/24/2026	850,000	853,686
4.08% to 04/26/2025 then SOFR + 1.32%, 04/26/2026	300,000	296,074
Kite Realty Group Trust, 4.00%, 03/15/2025	250,000	246,298
LeasePlan Corp. NV, 2.88%, 10/24/2024 (a)	200,000	198,140
Mitsubishi UFJ Financial Group, Inc., 6.76% (SOFR + 1.39%), 09/12/2025	500,000	501,129
Morgan Stanley
2.63% to 02/18/2025 then SOFR + 0.94%, 02/18/2026	850,000	833,373
4.68% to 07/17/2025 then SOFR + 1.67%, 07/17/2026	200,000	198,083
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028	250,000	251,758
National Securities Clearing Corp., 5.15%, 06/26/2026 (a)	250,000	250,147
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2.70%, 11/01/2024(a)	350,000	346,102
3.95%, 03/10/2025(a)	100,000	98,797
PNC Financial Services Group, Inc., 5.81% to 06/12/2025 then SOFR + 1.32%, 06/12/2026	200,000	200,243
Public Storage Operating Co., 6.06% (SOFR + 0.70%), 04/16/2027	650,000	652,268
Reliance Standard Life Global Funding II, 2.50%, 10/30/2024 (a)	315,000	311,066
Svenska Handelsbanken AB, 6.28% (SOFR + 0.91%), 06/10/2025 (a)	250,000	251,343
UBS Group AG
3.75%, 03/26/2025	250,000	246,596
4.49% to 08/05/2024 then 1 yr. CMT Rate + 1.60%, 08/05/2025 (a)	200,000	199,690
Ventas Realty LP, 2.65%, 01/15/2025	150,000	147,420
VICI Properties LP, 4.38%, 05/15/2025	500,000	493,776
Wells Fargo Bank NA, 6.16% (SOFR + 0.80%), 08/01/2025	500,000	502,378
		15,082,772

Health Care - 0.6%
Viatris, Inc., 1.65%, 06/22/2025	300,000	288,398

Industrials - 3.4%
Allegion US Holding Co., Inc., 3.20%, 10/01/2024	500,000	496,448
Boeing Co., 6.26%, 05/01/2027 (a)	150,000	151,071
Lennox International, Inc., 1.35%, 08/01/2025	300,000	286,505
Regal Rexnord Corp., 6.05%, 02/15/2026	400,000	401,184
Weir Group PLC, 2.20%, 05/13/2026 (a)	300,000	281,701
		1,616,909

Materials - 1.5%
Amcor Flexibles North America, Inc., 4.00%, 05/17/2025	300,000	295,731
Anglo American Capital PLC, 3.63%, 09/11/2024 (a)	400,000	398,044
		693,775

Technology - 4.4%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	300,000	282,742
Concentrix Corp., 6.65%, 08/02/2026	150,000	151,599
Flex Ltd., 3.75%, 02/01/2026	300,000	291,280
Infor, Inc., 1.75%, 07/15/2025 (a)	700,000	671,342
Jabil, Inc., 1.70%, 04/15/2026	200,000	186,927
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	100,000	92,248
TD SYNNEX Corp., 1.25%, 08/09/2024	400,000	397,880
		2,074,018

Utilities - 2.7%
American Electric Power Co., Inc., 1.00%, 11/01/2025	300,000	282,009
DTE Energy Co.
2.53%, 10/01/2024(c)	200,000	198,186
4.22%, 11/01/2024(c)	150,000	149,146
NextEra Energy Capital Holdings, Inc., 6.05%, 03/01/2025	450,000	450,971
Tri-State Generation and Transmission Association, Inc., 3.70%, 11/01/2024	200,000	198,187
		1,278,499
TOTAL CORPORATE BONDS (Cost $25,489,882)		25,548,282

COLLATERALIZED LOAN OBLIGATIONS - 21.2%	Par	Value
ARES CLO, Series 2015-4A, Class A1RR, 6.41% (3 mo. Term SOFR + 1.08%), 10/15/2030 (a)	400,000	400,080
Blackstone, Inc.
Series 2018-1A, Class A1, 6.62% (3 mo. Term SOFR + 1.29%), 04/15/2031(a)	166,922	167,018
Series 2018-1A, Class A2, 6.60% (3 mo. Term SOFR + 1.27%), 04/15/2031(a)	166,922	167,139
Buttermilk Park CLO, Series 2018-1A, Class A1R, 6.41% (3 mo. Term SOFR + 1.08%), 10/15/2031 (a)	400,000	400,280
CIFC Funding Ltd.
Series 2015-3A, Class AR, 6.46% (3 mo. Term SOFR + 1.13%), 04/19/2029(a)	150,128	150,218
Series 2018-1A, Class A, 6.59% (3 mo. Term SOFR + 1.26%), 04/18/2031(a)	285,166	285,365
Series 2018-3A, Class A, 6.69% (3 mo. Term SOFR + 1.36%), 07/18/2031(a)	230,989	231,254
Dryden Senior Loan Fund, Series 2015-40A, Class AR2, 6.47% (3 mo. Term SOFR + 1.15%), 08/15/2031 (a)	1,283,888	1,285,042
Magnetite CLO Ltd.
Series 2015-12A, Class AR4, 6.48% (3 mo. Term SOFR + 1.15%), 10/15/2031(a)	2,711,990	2,713,889
Series 2020-25A, Class A, 6.79% (3 mo. Term SOFR + 1.46%), 01/25/2032(a)	391,016	391,602
Magnetite Xxix Ltd., Series 2021-29A, Class A, 6.58% (3 mo. Term SOFR + 1.25%), 01/15/2034 (a)	2,269,745	2,272,468
Neuberger Berman CLO Ltd.
Series 2017-26A, Class AR, 6.51% (3 mo. Term SOFR + 1.18%), 10/18/2030(a)	390,980	391,722
Series 2020-37A, Class AR, 6.56% (3 mo. Term SOFR + 1.23%), 07/20/2031(a)	288,699	289,196
OCP CLO Ltd., Series 2017-13A, Class A1AR, 6.55% (3 mo. Term SOFR + 1.22%), 07/15/2030 (a)	220,228	220,509
Palmer Square Loan Funding Ltd.
Series 2021-2A, Class A1, 6.39% (3 mo. Term SOFR + 1.06%), 05/20/2029(a)	65,630	65,650
Series 2021-3A, Class A1, 6.39% (3 mo. Term SOFR + 1.06%), 07/20/2029(a)	84,668	84,685
Series 2021-4A, Class A1, 6.39% (3 mo. Term SOFR + 1.06%), 10/15/2029(a)	115,594	115,640
Series 2022-1A, Class A1, 6.38% (3 mo. Term SOFR + 1.05%), 04/15/2030(a)	285,890	286,176
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $9,876,540)		9,917,933

ASSET-BACKED SECURITIES - 12.4%	Par	Value
Ally Auto Receivables Trust, Series 2022-2, Class A3, 4.76%, 05/17/2027	138,016	137,100
American Airlines Group, Inc.
Series 2013-1, 3.95%, 11/15/2025	209,012	203,368
Series 2015-2, 3.60%, 09/22/2027	652,061	618,649
Series 2016-2, 3.20%, 06/15/2028	619,400	569,092
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class A2A, 5.84%, 10/19/2026	58,865	58,884
Series 2024-1, Class A2A, 5.75%, 02/18/2028	250,000	249,911
Bank of America Auto Trust
Series 2023-2A, Class A2, 5.85%, 08/17/2026(a)	470,499	470,830
Series 2024-1A, Class A2, 5.57%, 12/15/2026(a)	250,000	249,972
Ford Credit Auto Owner Trust, Series 2024-A, Class A2A, 5.32%, 01/15/2027	250,000	249,609
Hilton Grand Vacations, Inc., Series 2020-AA, Class A, 2.74%, 02/25/2039 (a)	26,442	25,280
Navient Student Loan Trust
Series 2019-FA, Class A2, 2.60%, 08/15/2068(a)	202,918	189,895
Series 2020-2A, Class A1A, 1.32%, 08/26/2069(a)	76,106	67,276
Series 2020-EA, Class A, 1.69%, 05/15/2069(a)	68,115	61,102
Series 2020-FA, Class A, 1.22%, 07/15/2069(a)	104,120	94,415
Series 2020-HA, Class A, 1.31%, 01/15/2069(a)	58,560	53,985
Series 2021-1A, Class A1B, 6.05% (30 day avg SOFR US + 0.71%), 12/26/2069(a)	84,625	83,620
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	67,126	59,344
Series 2021-CA, Class A, 1.06%, 10/15/2069(a)	122,630	107,438
Santander Consumer USA Holdings, Inc.
Series 2023-3, Class A2, 6.08%, 08/17/2026	43,932	43,938
Series 2024-2, Class A2, 5.80%, 09/15/2027	400,000	399,866
Series 2024-3, Class A2, 5.91%, 06/15/2027	500,000	500,216
SBNA Auto Receivables Trust 2024-A, Series 2024-A, Class A2, 5.70%, 03/15/2027 (a)	500,000	499,668
SMB Private Education Loan Trust
Series 2016-A, Class A2A, 2.70%, 05/15/2031(a)	13,236	13,166
Series 2016-B, Class A2A, 2.43%, 02/17/2032(a)	10,644	10,510
Series 2016-C, Class A2A, 2.34%, 09/15/2034(a)	32,336	31,940
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (a)	110,942	108,538
United Airlines, Inc., Series A, 4.00%, 10/29/2024	477,862	475,504
Verizon Master Trust, Series 2024-1, Class A1A, 5.00%, 12/20/2028	150,000	149,345
TOTAL ASSET-BACKED SECURITIES (Cost $5,837,115)		5,782,461

BANK LOANS - 6.5%	Par	Value
Communications - 1.1%
SBA Senior Finance II LLC, Senior Secured First Lien, 7.35% (1 mo. Term SOFR + 2.00%), 01/27/2031	495,806	496,931

Consumer Discretionary - 2.8%
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 7.10% (1 mo. Term SOFR + 1.75%), 11/08/2030	250,000	250,538
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 7.84% (1 mo. Term SOFR + 2.50%), 08/02/2028	494,911	495,485
Mileage Plus Holdings LLC, Senior Secured First Lien, 10.74% (3 mo. Term SOFR + 5.25%), 06/21/2027	333,333	340,530
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 7.84% (1 mo. Term SOFR + 2.50%), 08/25/2028	243,153	243,508
		1,330,061

Financials - 1.4%
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 7.34% (1 mo. Term SOFR + 2.00%), 06/22/2028	137,950	138,295
Delos Aircraft DAC, Senior Secured First Lien, 7.08% (1 mo. Term SOFR + 1.75%), 10/29/2027	500,000	503,360
		641,655

Health Care - 0.5%
Elanco Animal Health, Inc., Senior Secured First Lien, 7.18% (1 mo. Term SOFR + 1.75%), 08/02/2027	249,304	248,701

Industrials - 0.2%
GFL Environmental, Inc., Senior Secured First Lien, 7.83% (1 mo. Term SOFR + 2.50%), 05/28/2027	69,746	69,969

Materials - 0.5%
Asplundh Tree Expert LLC, Senior Secured First Lien, 7.19% (1 mo. Term SOFR + 1.75%), 09/07/2027	241,250	241,702
TOTAL BANK LOANS (Cost $3,015,005)		3,029,019

U.S. TREASURY SECURITIES - 2.8%	Par	Value
United States Treasury Note/Bond
0.38%, 08/15/2024	500,000	496,907
5.00%, 10/31/2025	300,000	300,065
4.25%, 01/31/2026	500,000	495,254
TOTAL U.S. TREASURY SECURITIES (Cost $1,296,475)		1,292,226

SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bills - 0.4%	Par
5.31%, 08/01/2024(d)	200,000	199,098
TOTAL SHORT-TERM INVESTMENTS (Cost $199,098)		199,098

TOTAL INVESTMENTS - 97.9% (Cost $45,714,115)		$45,769,019
Other Assets in Excess of Liabilities - 2.1%		981,393
TOTAL NET ASSETS - 100.0%		$46,750,412

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $18,372,958 or 39.3% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Step coupon bond. The rate disclosed is as of June 30, 2024.
(d)	The rate shown is the effective yield as of June 30, 2024.